SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
2023	¥ 134,456
2024	49,989
2025	76,725
2026	268,086
2027	288,277
Then thereafter	780,504
Total	¥ 1,598,037